VEHICLE DEPRECIATION AND LEASE CHARGES, NET - DOLLAR THRIFTY	3 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012 Dollar Thrifty Automotive Group Inc	Dec. 31, 2011 Dollar Thrifty Automotive Group Inc
VEHICLE DEPRECIATION AND LEASE CHARGES, NET
Depreciation of Revenue Earning Equipment and Lease Charges
Depreciation of revenue earning equipment and lease charges includes the following (in millions of dollars):

	Three Months Ended March 31,
	2013	2012
Depreciation of revenue earning equipment	$573.0	$531.4
Adjustment of depreciation upon disposal of revenue earning equipment	(1.3)	(39.4)
Rents paid for vehicles leased	15.3	23.1
Total	$587.0	$515.1
The adjustment of depreciation upon disposal of revenue earning equipment for the three months ended March 31, 2013 and 2012, included net losses of $3.3 million and net gains of $34.9 million, respectively, on the disposal of vehicles used in our car rental operations and gains of $4.6 million and $4.5 million, respectively, on the disposal of industrial and construction equipment used in our equipment rental operations.
Depreciation rates are reviewed on a quarterly basis based on management's routine review of present and estimated future market conditions and their effect on residual values at the time of disposal. During the three months ended March 31, 2013, depreciation rates being used to compute the provision for depreciation of revenue earning equipment were adjusted on certain vehicles in our car rental operations to reflect changes in the estimated residual values to be realized when revenue earning equipment is sold. These depreciation rate changes resulted in net decreases of $0.7 million and $0.2 million in depreciation expense for the three months ended March 31, 2013 and March 31, 2012, respectively. For the three months ended March 31, 2013, the depreciation rate changes in certain of our equipment rental operations resulted in an increase of $0.1 million in depreciation expense.

Depreciation of Revenue Earning Equipment and Lease Charges
Depreciation of revenue earning equipment and lease charges includes the following (in millions of dollars):

	Years Ended December 31,
	2012	2011	2010
Depreciation of revenue earning equipment	$2,165.2	$1,921.8	$1,747.0
Adjustment of depreciation upon disposal of revenue earning equipment	(96.8)	(112.2)	42.9
Rents paid for vehicles leased	79.8	96.1	78.2
Total	$2,148.2	$1,905.7	$1,868.1

The adjustment of depreciation upon disposal of revenue earning equipment for the year ended December 31, 2012, 2011 and 2010, included net gains of $83.2 million and $98.9 million and net loss of $32.9 million, respectively, on the disposal of vehicles used in our car rental operations and net gains of $13.5 million and $13.3 million and net loss of $10.0 million, respectively, on the disposal of industrial and construction equipment used in our equipment rental operations.
Depreciation rates are reviewed on a quarterly basis based on management's routine review of present and estimated future market conditions and their effect on residual values at the time of disposal. During the year ended December 31, 2012, depreciation rates being used to compute the provision for depreciation of revenue earning equipment were adjusted on certain vehicles in our car rental operations to reflect changes in the estimated residual values to be realized when revenue earning equipment is sold. These depreciation rate changes resulted in net decreases of $130.6 million and $13.8 million and a net increase of $19.1 million in depreciation expense for the years ended December 31, 2012, 2011 and 2010 respectively. The cumulative effect of the reduction in rates was indicative of the strong residual values experienced in the U.S. for the years ended December 31, 2012 and 2011. In 2012, 2011 and 2010, the depreciation rate changes in certain of our equipment rental operations resulted in an increase of $0.5 million, decrease of $4.4 million and increase of $3.6 million in depreciation expense, respectively.

4. VEHICLE DEPRECIATION AND LEASE CHARGES, NET

        Vehicle depreciation and lease charges include the following (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2012	2011	2012	2011
Depreciation of revenue-earning vehicles and other	$94,323	$80,667	$230,391	$247,112
Net gains from disposal of revenue-earning vehicles	(5,192)	(17,368)	(42,023)	(43,129)

	$89,131	$63,299	$188,368	$203,983

        Average gain on Non-Program Vehicles:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2012	2011	2012	2011
Number of Non-Program Vehicles sold	15,463	15,441	48,530	30,787
Average gain on vehicles sold (per vehicle)	$336	$1,125	$866	$1,401

        Components of vehicle depreciation per vehicle per month:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2012	2011	2012	2011
Average depreciable fleet (units)	120,757	113,719	113,968	110,125
Average depreciation rate	$260	$236	$225	$249
Average gain on vehicles sold	(14)	(50)	(41)	(43)

Average vehicle depreciation and lease charges, net	$246	$186	$184	$206

        Vehicles purchased by vehicle rental companies under programs where either the rate of depreciation or the residual value is guaranteed by the manufacturer are referred to as "Program Vehicles." Vehicles not purchased under these programs and for which rental companies therefore bear residual value risk are referred to as "Non-Program Vehicles."

        Depreciation expense for Non-Program Vehicles, which constitute substantially all of the Company's fleet, is recorded on a straight-line basis over the life of the vehicle, based on the original acquisition cost, the projected residual value at the time of sale, and the estimated length of time the vehicle will be in service. The Company's vehicle depreciation rates are periodically adjusted on a prospective basis when residual value assumptions change due to changes in used vehicle market conditions.

        The estimation of residual values requires the Company to make assumptions regarding the expected age and mileage of the vehicle at the time of disposal. Additionally, residual value estimates must also take into consideration overall used vehicle market conditions at the time of sale, including the impact of seasonality on vehicle residuals. The difference in residual values assumed and the proceeds realized upon sale of the vehicle is recorded as a gain or loss on the sale of the vehicle, and is recorded as a component of net vehicle depreciation and lease charges in the condensed consolidated statements of comprehensive income.

5. VEHICLE DEPRECIATION AND LEASE CHARGES, NET

        Vehicle depreciation and lease charges include the following:

	Year Ended December 31,
	2011	2010	2009
	(In Thousands)
Depreciation of revenue-earning vehicles and other	$317,844	$362,284	$461,178
Net gains from disposal of revenue-earning vehicles	(46,887)	(63,084)	(35,086)

	$270,957	$299,200	$426,092

        Average gain on Non-Program Vehicles:

	Year Ended December 31,
	2011	2010	2009
Number of Non-Program Vehicles sold	39,398	57,100	50,099
Average gain on vehicles sold (per vehicle)	$1,190	$1,105	$700

        Components of vehicle depreciation per vehicle per month:

	Year Ended December 31,
	2011	2010	2009
Average depreciable fleet (units)	108,127	103,207	105,301
Average depreciation rate	$245	$293	$365
Average gain on vehicles sold	(36)	(51)	(28)

Average vehicle depreciation and lease charges, net	$209	$242	$337

        Depreciation expense for Non-Program Vehicles, which constitute substantially all of the Company's fleet, is recorded on a straight-line basis over the life of the vehicle, based on the original acquisition cost, the projected residual value at the time of sale, and the estimated length of time the vehicle will be held in service. The Company's vehicle depreciation rates will be periodically adjusted on a prospective basis when residual value assumptions change due to changes in used vehicle market conditions.